                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                         as of June 30, 1999
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                     For three months ending June 30,1999
                              (unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of June 30,1999 (unaudited)                    3-4

          Statement of Assets and Liabilities                5
          as of June 30,1999 (unaudited)

          Statement of Operations
          as of June 30, 1999                                6
         (unaudited)

          Statement of Changes in Net Assets
          as of June 30, 1999                                7
          (unaudited)

          Notes to Financial Statements                      8-9

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of June 30, 1999
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     66.9%

    COMMUNICATIONS                    4.8%

     Alpha Industries                              20,000     $952,500

    CONSUMER- Electronics             8.2%

      CompUSA, Inc.                                30,000      $223,125
      ScanSource                                   65,000     $1,405,625

    CONSUMER-GENERAL     8.3%

     Party City                                    50,000      $192,188
     Safety First                                 250,000     $1,468,750

    ELECTRONIC COMPONENTS           15.0%

     PCD, Inc.                                    106,500      $1,171,500
     Unitrode                                      63,000      $1,807,313

    Financials            2.2%                     50,000      $437,500

    Information Technology           3.3%

     Tier Technology                               95,238      $666,666
     Renaissance Worldwide, Inc.                   60,000      $478,125

    INTERNET                         2.5%

     Asymetrix Corp.                               10,542       $43,486
     Webhire Inc                                   100,000      $450,000


    The accompanying notes are an intergral part of these financial statements

                       AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              INVESTMENT PORTFOLIO
                              As of June 30,1999
                                 (Unaudited)



INDUSTRY & COMPANY                                 Shares        Value

Equity Securities - Common Stock    66.9%

   Medical                           8.5%
     Ascent Pediarics                             219,969      $439,938
     Mecon, Inc.                                   50,000      $375,000
     Zoll Medical Corp.                            72,600      $871,200

   Natural Products                  9.9%
     AMBI                                         500,000      $1,218,750
     Opta Food Ingredients, Inc.                  239,000      $761,813

  Software              1.8%
    Workgroup                                     200,000      $362,500

    Total Common Stock (Cost $14,647,749.97)                 $13,325,977.45


    PRIVATE HOLDINGS                 20.8%

       Advanced UroScience, Inc.                 346,429      $1,818,752
       Cerulean Technology-Series B Pfd.         255,546        $659,309
       Cerulean Technology-Series C Pfd.          42,857        $110,571
       Cerulean Technology-Series D Pfd.          13,430         $34,649
       Marathon Technologies - Series B Pfd.      31,250        $375,000
       Marathon Technologies - Series D           20,833        $249,996
       Molecular Geodesics                       500,000        $500,000
       Sys-Tech Solutions (Common Stock)         149,965         $14,997
       Sys-Tech Solutions- Series A Pfd            2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd            1,020        $102,000

    Total Private Holdings   (Cost $3,068,543.88              $4,142,973.89


    CASH & EQUIVALENTS               12.3%

        Fidelity Daily Money Market Fund                        $912,322
        State St. Bank & Trust- Repos                         $1,000,000
        Fidelity US Treasury Income Fund                        $531,286

    Total Cash & Equivalents (Cost $2,443,607.64)             $2,443,607.64

   TOTAL INVESTMENT PORTFOLIO             100%                $19,912,558.98
          (Cost $19,804,909.40)

     The accompanying notes are an integral part of these financial  statements.
                                        4

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of June 30, 1999
                               (unaudited)



                                                         Quarter Ending
                                                         June 30, 1999
                                                         --------------
ASSETS

  Investments at value(Cost Basis $19,662,866)             $15,912,559
  'Notes & Intrest Payable                                          $0
  Reivable                                                      $2,660
  Cash                                                            $100

   Total Assets                                            $15,915,319
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                      $48,886
  Accrued Incentive Fees                                            $0
  Accrued capital withdrawals                                 $556,338
  Accrued BOD fees                                              $2,500
                                                          -------------

   Total Liabilities                                          $607,723
                                                          -------------

 NET ASSETS                                              $15,307,595.68
                                                          -------------
                                                          -------------


   The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For three months ending June 30, 1999
                                 (unaudited)



                                                        Quarter Ending
                                                         June 30, 1999
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $10,908
         Interest                                            $3,250
                                                        ----------------
      Total Income                                          $14,158

      Expenses:
         Management Fees                                    $48,886
         Other expenses                                      $2,500
                                                       ---------------
      Total expenses                                        $51,386

     Net investment loss                                   ($37,228)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized loss                                      ($166,215)

     Net unrealized depreciation                           ($3,992,094)

     Net loss on investments                               ($4,158,309)
                                                        ---------------

     NET DECREASE IN NET ASSETS                            ($4,121,081)
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         for three months ending June 30, 1999
                                 (unaudited)


                                                        Quarter Ending
                                                        June 30, 1999
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                  ($37,228)
        Net realized loss                                    $166,215
        Net unrealized depreciation                        $3,992,094
                                                       ----------------

   Net increase in net assets from operations              $4,121,081

   Contributions to capital                                        $0

   Withdrawals from capital                                 ($556,338)
                                                       -----------------

   INCREASE IN NET ASSETS                                  $3,564,774

   Net assets at beginning of period                      $15,388,450

   NET ASSETS AT END OF PERIOD                            $18,953,194
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For three months ending June 30, 1999
                                 (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For three months ending June 30, 1999
                                   (unaudited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the quarter ended March 31, 1999, the Managing
    General Partner received fees of $41,883 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the the months ending June 30, 1999 aggregated $782,790.66 and $2,846,377.88 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.